Share-based payments (Details 6) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about share based payment expense [Line Items]
Share-based payment expense	₨ 796	₨ 821	₨ 644
Cash Settled Share-based Payment [Member]
Disclosure of detailed information about share based payment expense [Line Items]
Cash settled share-based payment expense	372	414	247
Equity Shared payment Settled [Member]
Disclosure of detailed information about share based payment expense [Line Items]
Equity settled share-based payment expense	₨ 424	₨ 407	₨ 397